Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 13, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty				5.00%
Percenatge of Commissions earned			80.00%	80.00%
Percentage of commission and fee revenues	15.00%	15.00%	5.00%	5.00%
Percentage of coinsurance agreement			100.00%	100.00%
Shares issued (in Shares)			10,000,000
Shares issued (in Shares)				925		1,000,000,000
impairment charge (in Dollars)				$ 400
Investments (in Dollars)			$ 100	$ 100	$ 419
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty			5.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty			1.25%
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)							8,000,000
Par value (in Dollars per share)							$ 0.00001
Shares issued (in Shares)						10,000,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Par value (in Dollars per share)			$ 0.0001	$ 0.00001	$ 0.00001		0.00001
Shares issued (in Shares)						800,000,000
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Par value (in Dollars per share)				$ 0.00001	$ 0.00001		$ 0.00001
Shares issued (in Shares)						100,000,000	2,000,000